Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries

Particulars of the Company’s subsidiaries are as follows:

Name	Place of incorporation	Ownership %	Principal activity
CKL Holdings Limited	BVI	100%	Investment Holding
Matter International Limited	Hong Kong	100%	Interior Design and fit-out services
Axonex Intelligence Limited	Hong Kong	100%	Smart facility management
Grand Engineering and Construction Limited	Hong Kong	100%	Engineering work
Axonex AI Limited	BVI	100%	Investment Holding
Aspiration X Limited	BVI	100%	Investment Holding
Axonex Intelligence Pte. Ltd.	Singapore	100%	Software and application development
Axonex Robotics Limited	Hong Kong	60%	Sale of Robotics products
Spark Interiors Limited	Hong Kong	100%	Interior Design and fit-out services
Axonex Automation Limited	Hong Kong	100%	Not yet commence business